Consolidated Shareholders' Equity - Additional Information (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 26, 2020	Feb. 05, 2020
Disclosure of classes of share capital [Line Items]
Share capital	€ 2,512,384,148
Number of shares (in shares)	1,256,192,074
Par value per share (in euros per share)	€ 2
Expense recognized through equity	€ 0	€ 3,000,000
Number of stock option not taken for computing diluted earning per share (in shares)	700,000	1,100,000	800,000
Share capital	€ 2,512,384,148
Number of shares (in shares)	1,256,192,074
Par value per share (in euros per share)	€ 2
Expense recognized	€ 0	€ 3,000,000
Number of stock option not taken for computing diluted earning per share (in shares)	700,000	1,100,000	800,000
Other comprehensive income that will be reclassified to profit or loss, net of tax	€ (902,000,000)	€ 440,000,000	€ 813,000,000
Share capital | Sanofi
Disclosure of classes of share capital [Line Items]
Capital increase by exercise of stock subscription options (in shares)	679,707
Capital increase by issuance of restricted shares (in shares)	3,073,755
April 28, 2020
Disclosure of classes of share capital [Line Items]
Period of share repurchase program	18 months
Period of share repurchase program	18 months
April 30, 2019
Disclosure of classes of share capital [Line Items]
Period of share repurchase program	18 months
Period of share repurchase program	18 months
Share repurchase 2018 program
Disclosure of classes of share capital [Line Items]
Impact on shareholders' equity	€ 361,000,000
Number of shares (in shares)	3,982,939
Value	€ 361,000,000
Employees share ownership plan
Disclosure of classes of share capital [Line Items]
Expense recognized through equity	52,000,000
Subscription price (in euros per share)					€ 70.67
Number of shares subscribed (in shares)				2,467,101
Number of shares issued immediately as employer's contribution (in shares)				123,615
Expense recognized	€ 52,000,000